Schedule of Investments (Unaudited)
Pax Small Cap Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 91.3%
COMMUNICATION SERVICES: 3.3%
AMC Networks, Inc., Class A (a)(b)	100,139	$4,922,833
Lions Gate Entertainment Corp.	300,000	2,622,000
ORBCOMM, Inc. (a)(b)	847,082	4,032,110
TechTarget, Inc. (a)	100,000	2,252,500
		13,829,443
CONSUMER DISCRETIONARY: 10.3%
Carter's, Inc. (b)	63,804	5,819,563
Columbia Sportswear Co.	54,527	5,283,121
Crocs, Inc. (a)	220,000	6,107,200
Dunkin' Brands Group, Inc.	55,000	4,364,800
Etsy, Inc. (a)	39,000	2,203,500
Grand Canyon Education, Inc. (a)	33,426	3,282,433
National Vision Holdings, Inc. (a)	157,724	3,796,417
Wendy's Co, The	210,944	4,214,661
Wyndham Hotels & Resorts, Inc.	158,770	8,214,760
		43,286,455
CONSUMER STAPLES: 4.2%
Maple Leaf Foods, Inc.	545,800	12,243,783
Performance Food Group Co. (a)	120,559	5,546,920
		17,790,703
ENERGY: 3.1%
Parsley Energy, Inc., Class A	786,814	13,218,475

FINANCIALS: 23.1%
Hanover Insurance Group, Inc., The	53,861	7,300,320
HomeTrust Bancshares, Inc.	911,536	23,763,744
Meridian Bancorp, Inc.	1,272,186	23,853,487
Univest Financial Corp.	329,507	8,405,724
Victory Capital Holdings, Inc., Class A	1,358,553	20,894,545
White Mountains Insurance Group, Ltd.	11,886	12,836,880
		97,054,700
HEALTH CARE: 9.6%
Bruker Corp.	50,000	2,196,500
Integra LifeSciences Holdings Corp. (a)	55,000	3,303,850
Ligand Pharmaceuticals, Inc. (a)(b)	72,303	7,197,041
Natus Medical, Inc. (a)	580,122	18,471,084
Neurocrine Biosciences, Inc. (a)	22,000	1,982,420
Wright Medical Group NV (a)(b)	360,000	7,426,800
		40,577,695
INDUSTRIALS: 14.5%
Beacon Roofing Supply, Inc. (a)	120,191	4,030,004
Clarivate Analytics PLC (a)(b)	294,275	4,964,419
Comfort Systems USA, Inc.	185,274	8,194,669
EMCOR Group, Inc.	120,002	10,334,572
Federal Signal Corp.	166,670	5,456,776
Great Lakes Dredge & Dock Corp. (a)	434,453	4,540,034
MasTec, Inc. (a)	121,609	7,896,072
MRC Global, Inc. (a)	616,170	7,474,142
Thermon Group Holdings, Inc. (a)	359,712	8,266,182
		61,156,870

INFORMATION TECHNOLOGY: 10.2%
Cabot Microelectronics Corp.	33,000	4,659,930
Ciena Corp. (a)	204,129	8,007,980
Everbridge, Inc. (a)(b)	36,709	2,265,312
Flex, Ltd. (a)	30,500	319,183
Infinera Corp. (a)(b)	557,835	3,040,201
Itron, Inc. (a)	2,300	170,108
Knowles Corp. (a)	100,000	2,034,000
Proofpoint, Inc. (a)	54,470	7,029,354
RealPage, Inc. (a)	90,000	5,657,400
Smartsheet, Inc. (a)	50,000	1,801,500
Verra Mobility Corp. (a)	325,000	4,663,750
Zuora, Inc. (a)(b)	215,000	3,235,750
		42,884,468
REAL ESTATE: 8.2%
CatchMark Timber Trust, Inc, Class A, REIT	901,215	9,615,964
CubeSmart, REIT	275,000	9,597,500
Four Corners Property Trust, Inc.	241,100	6,818,308
Healthcare Realty Trust, Inc., REIT	250,000	8,375,000
		34,406,772
UTILITIES: 4.8%
ONE Gas, Inc.	71,706	6,891,664
Unitil Corp.	212,553	13,484,362
		20,376,026

TOTAL COMMON STOCKS		384,581,607
(Cost $349,685,174)		.

EXCHANGE-TRADED FUNDS: 4.3%
iShares Russell 2000 Value ETF	75,000	8,955,750
Vanguard Small-Cap Value ETF	70,000	9,019,500
(Cost $18,217,910)		17,975,250

MONEY MARKET: 4.6%
State Street Institutional U.S. Government Money Market Fund, 1.880% (c)(d)	19,217,616	19,217,616
(Cost $19,217,616)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.970% (c)(d)	2,155,548	2,155,548
(Cost $2,155,548)

TOTAL INVESTMENTS: 100.7%		423,930,021
(Cost $389,276,248)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.5%		(2,155,548)

OTHER ASSETS AND LIABILITIES - (NET): -0.2%		(817,376)

Net Assets: 100.0%		$420,957,097

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2019. The total market value of securities on loan as of September 30, 2019 was $29,398,608.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)	Premier Class shares